Consolidated Balance Sheets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	46,785,518	9,184,134
Accounts receivable	1,069,437	880,693
Accrued revenue	2,361,836	185,356
Deferred expenses	429,221	788,111
Investment tax credits receivable	9,825	331,032
Prepaid expenses and other assets	327,609	424,387
Total current assets	50,983,446	11,793,713
Property and equipment (note 4)	13,121,268	18,684,491
Less accumulated depreciation and impairment (note 4)	(11,776,396)	(16,486,912)
Property and equipment net of accumulated depreciation and impairment (note 4)	1,344,872	2,197,579
Total assets	52,328,318	13,991,292
Current liabilities:
Accounts payable and accrued liabilities (note 11)	3,776,287	3,972,551
Deferred revenue (note 3)	3,127,629	2,807,898
Warrants (note 6)	3,994,449	205,044
Total current liabilities	10,898,365	6,985,493
Deferred revenue, net of current portion (note 3)	718,779	1,690,529
Total liabilities	11,617,144	8,676,022
Stockholders’ equity:
Authorized - unlimited number with no par value Issued and outstanding: 14,305,356 (December 31, 2011 - 12,148,635)	238,245,333	233,501,253
Additional paid-in capital	31,520,480	30,661,704
Deficit	(229,054,639)	(258,847,687)
Total stockholders' equity	40,711,174	5,315,270
Total liabilities and stockholders' equity	52,328,318	13,991,292